4. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
Prepaid expenses and other current assets	2014	2013
VAT return Q4 2014/ 2013	$44,146	$40,232
Revenues to be invoiced	1,173	9,273
Other prepaid expenses	8,047	2,837
Sharpe - prepaid advisory costs	-	7,144
	$53,366	$59,486

VAT in the Netherlands

In the Netherlands and Europe it is compulsory for a business to charge VAT to its clients on the invoice. The VAT charged to a customer can be offset by VAT payable to the Company’s suppliers and the remainder is payable or receivable from the Dutch tax authorities. An important basic rule is that a company cannot reclaim any VAT, if it does not charge VAT on its invoices. At the moment Netherlands VAT rate is 21% (standard rate which also applies to the Company) or a reduced rate of 6% and 0% (for supply in the EU intra-Community supplies and export). For e-commerce special rules apply.

Most of the time companies file the Netherlands VAT tax return on quarterly basis. However, in case of high turnover it can be changed to monthly or from a cash flow perspective. On the other hand if the turnover is very low, on request the Netherlands VAT tax return can be filed annually. The Company is filing tax returns on a quarterly basis. When the Company has to reclaim VAT, the amount will be refunded by the Dutch tax authorities within 30 days after the VAT return was filed.

As of December 31, 2014 the Q4 (2013) VAT return accounted for 83% of total prepaid and other current assets. As of December 31, 2013 the Q4 (2012) VAT return of accounted for 68% of total prepaid and other current assets.